EQUITY TRANSACTIONS	6 Months Ended
Jun. 30, 2023
EQUITY TRANSACTIONS
EQUITY TRANSACTIONS

18.  EQUITY TRANSACTIONS

For the six months ended June 30, 2022, 15,752,320 restricted shares were vested and exercised without exercise price.

On May 31, 2022, 16,038,930 Class A ordinary shares were issued for the asset acquisition. See Note 4 for detailed discussion.

On June 27, 2022, the Company completed a private placement, in which it has offered (1) 1,120,000 ADSs (given the effect of the ADS Ratio Change), (2) certain pre-funded warrants to purchase 480,000 ADSs (given the effect of the ADS Ratio Change) (the “Pre-Funded Warrants”) in lieu of the ADSs being offered, and (3) certain warrants including (i) Series A warrants to purchase up to 1,600,000 ADSs (the “Series A Warrants”) (given the effect of the ADS Ratio Change) and (ii) Series B warrants to purchase up to 1,600,000 ADSs (the “Series B Warrants”) (the Series A Warrants and Series B Warrants are collectively referred as the “Warrants”) (given the effect of the ADS Ratio Change), to certain institutional investors. The Warrants are offered together with the ADSs or the Pre-Funded Warrants. The combined purchase price of each ADS and the accompanying Warrants is US$10.00 (given the effect of the ADS Ratio Change). The combined purchase price of each Pre-Funded Warrant and the accompanying Warrants is US$9.90. Each Pre-Funded Warrant is exercisable for one ADS at an exercise price of US$0.10 (given the effect of the ADS Ratio Change). The Pre-Funded Warrants have been exercised in full in August 2022. Each Series A Warrants and Series B warrants is exercisable for one ADS at an exercise price of US$11.00 (given the effect of the ADS Ratio Change) and US$10.00 (given the effect of the ADS Ratio Change), respectively.

On August 19, 2022, the Company completed a private placement, in which it has offered (1) 1,556,667 ADSs (given the effect of the ADS Ratio Change), (2) certain warrants including (i) Series A warrants to purchase up to 1,556,667 ADSs (the “Series A Warrants”) (given the effect of the ADS Ratio Change) and (ii) Series B warrants to purchase up to 1,556,667 ADSs (the “Series B Warrants”) (the Series A Warrants and Series B Warrants are collectively referred as the “Warrants”) (given the effect of the ADS Ratio Change), to certain institutional investors. The combined purchase price of each Warrants is US$6.00 (given the effect of the ADS Ratio Change). Each Series A Warrants and Series B warrants is exercisable for one ADS at an exercise price of US$6.60 (given the effect of the ADS Ratio Change) and US$6.00 (given the effect of the ADS Ratio Change), respectively.

Effective on December 23, 2022, the ratio of the ADS to its ordinary shares changed from 1 ADS representing 10 Class A ordinary shares to 1 ADS representing 100 Class A ordinary shares (“ADS Ratio Change”). The ADS Ratio Change affected all ADS holders uniformly and did not reduce any ADS holder’s percentage ownership interest. Proportionate voting rights and other rights and preferences of the ADS holders were not reduced by the ADS Ratio Change. All ADS and per ADS data have been retrospectively adjusted to give effect to the ADS Ratio Change.

For the six months ended June 30, 2023, 47,419,000 restricted shares were granted, vested and exercised without exercise price.

As of June 30, 2023, 1,111,232,210 and 99 Class A and Class B ordinary shares were issued and outstanding, respectively.